Other Real Estate and Repossessed Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2018
Other Real Estate and Repossessed Assets Acquired in Settlement of Loans
Schedule of summary of real estate and other assets acquired in settlement of loans

(in thousands)	2018	2017
Commercial	$1,168	$727
Real estate construction - residential	179	—
Real estate construction - commercial	12,101	12,380
Real estate mortgage - residential	336	382
Real estate mortgage - commercial	2,909	2,909
Repossessed assets	—	5
Total	$16,693	$16,403
Less valuation allowance for other real estate owned	(3,002)	(3,221)
Total other real estate and repossessed assets	$13,691	$13,182

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets

Balance at December 31, 2016	$17,291
Additions	374
Proceeds from sales	(1,115)
Charge-offs against the valuation allowance for other real estate owned, net	(192)
Net gain on sales	45
Balance at December 31, 2017	16,403
Additions	1,106
Proceeds from sales	(585)
Charge-offs against the valuation allowance for other real estate owned, net	(245)
Net gain on sales	14
Total other real estate and repossessed assets	$16,693
Less valuation allowance for other real estate owned	(3,002)
Balance at December 31, 2018	$13,691

Schedule of summary of activity in valuation allowance for other real estate owned

(in thousands)	2018	2017	2016
Balance, beginning of period	$3,221	$3,129	$3,233
Provision for other real estate owned	26	284	213
Charge-offs	(245)	(192)	(317)
Balance, end of period	$3,002	$3,221	$3,129